Segment Information (Segment Assets Information by Segment) (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changyou [Member]
Segment Reporting Information [Line Items]
Total additions to fixed assets	$ 0.7	$ 1.2
Sohu [Member]
Segment Reporting Information [Line Items]
Total additions to fixed assets	$ 0.6	$ 1.1